Exhibit 99.2

Client Name:
Client Project Name:	BHLD 2019-1
Start - End Dates:	7/25/2018 - 1/11/2019
Deal Loan Count:	210
Report Run Date:	2/19/2019 11:59 PM

Conditions Report 2.0

Loans in Report: 210

Loans with Conditions: 165

90 - Total Active Conditions
1 - Material Conditions
1 - Property Valuations Review Scope
1 - Category: Property
89 - Non-Material Conditions
16 - Credit Review Scope
2 - Category: Application
1 - Category: Assets
7 - Category: Credit/Mtg History
1 - Category: DTI
4 - Category: Income/Employment
1 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Property
72 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
14 - Category: Federal Consumer Protection
10 - Category: RESPA
20 - Category: State Rate Spread
26 - Category: TILA/RESPA Integrated Disclosure
332 - Total Satisfied Conditions

82 - Credit Review Scope
20 - Category: Ability to Repay/Qualified Mortgage
18 - Category: Application
2 - Category: Assets
5 - Category: Credit/Mtg History
9 - Category: DTI
10 - Category: Income/Employment
4 - Category: Insurance
7 - Category: Legal Documents
6 - Category: Terms/Guidelines
1 - Category: Title
183 - Property Valuations Review Scope
152 - Category: Appraisal
27 - Category: FEMA
2 - Category: Property
2 - Category: Value
67 - Compliance Review Scope
23 - Category: Ability to Repay/Qualified Mortgage
2 - Category: APR Tolerance
2 - Category: Documentation
4 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
2 - Category: RESPA
7 - Category: Right of Rescission
4 - Category: TILA
22 - Category: TILA/RESPA Integrated Disclosure
5 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: DTI
2 - Category: LTV/CLTV
2 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: Value

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